OTHER ASSETS - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	$ 96,852	$ 84,749	$ 47,990
Building
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	32,912	31,710	30,602
Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	20,527	14,646	8,015
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	28,750	28,269	6,018
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	10,156	8,249	1,251
Property-related systems software
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	1,101	1,230	1,478
Vehicles and other
Disclosure of detailed information about property, plant and equipment [line items]
Other assets	$ 3,406	$ 645	$ 626